Expense Example - Prospectus #1 - Calvert Core Bond Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	448	646	861	1,479	50	203	369	851